Subsequent Events	12 Months Ended
Sep. 30, 2015
Subsequent Events [Abstract]
Subsequent Events

20.	Subsequent Events.

Windlass Run Residential Phase II sale and Section 1031 Exchange Transaction. On October 30, 2015 the Company closed on the sale of the Windlass Run Residential Phase 2 property for a total purchase price of $11,287,754 (inclusive of all extension fees) and the proceeds were used in a tax deferred reverse Section 1031 exchange to acquire the Port Capital property which closed on October 19, 2015 for a total purchase price of $9,900,000.  The Port Capital property is a 91,218 square foot warehouse/office building located in Howard County, MD.  The building was 100% occupied by a single tenant at the time of closing with a lease expiration of September 30, 2025 at an average annual gross rental rate of $641,519.

RiverFront on the Anacostia Environmental Update. Additionally, following the close of fiscal 2015, the Company reached agreement with the former tenant on the Anacostia property to pay $3 million towards environmental remediation costs and also entered into statute of limitations tolling agreements with three other potentially responsible parties as a preface to settlement negotiations with those parties.